SCHEDULE OF CONCENTRATION RISK (Details) - Customer Concentration Risk [Member]	6 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2024	[1]	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Customer C			26.00%	13.00%		35.00%
Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Customer C			11.00%		[1]		[1]
Revenue Benchmark [Member] | Customer C [Member]
Product Information [Line Items]
Customer C			10.00%		[1]		[1]
Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Customer C								24.00%

[1]	Represents amounts less than 10%